7. INCOME TAXES (Details 2) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details 2
Net operating loss carryforward	$ 1,653,958	$ 1,303,378
Valuation allowance	(1,653,958)	(1,303,378)
Deferred income tax asset